Property, plant and equipment - Summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 37,687
Property, plant and equipment at end of period	45,011	€ 37,687
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	37,687
Property, plant and equipment at end of period	45,011	37,687
Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	76,277	71,819
Additions	12,478	7,695
Divestitures and disposals	(2,710)	(2,358)
Change in the scope of consolidation	219	93
Translation differences	1,298	(799)
Transfer to Assets held for sale	(110)	(81)
Other changes	(280)	(92)
Property, plant and equipment at end of period	87,172	76,277
Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(38,590)	(35,614)
Divestitures and disposals	2,174	2,035
Change in the scope of consolidation	70	(36)
Translation differences	(304)	312
Transfer to Assets held for sale	39	9
Other changes	179	(101)
Depreciation	5,360	5,137
Impairment losses and asset write-offs	369	58
Property, plant and equipment at end of period	(42,161)	(38,590)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,416
Property, plant and equipment at end of period	1,360	1,416
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,448	1,549
Additions	7	30
Divestitures and disposals	(19)	(65)
Change in the scope of consolidation	5	(6)
Translation differences	3	(16)
Transfer to Assets held for sale	(22)	(40)
Other changes	(31)	(4)
Property, plant and equipment at end of period	1,391	1,448
Land | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(32)	(32)
Divestitures and disposals	1	6
Change in the scope of consolidation	0	(1)
Translation differences	(1)	1
Transfer to Assets held for sale	0	0
Other changes	5	2
Depreciation	3	4
Impairment losses and asset write-offs	1	4
Property, plant and equipment at end of period	(31)	(32)
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,472
Property, plant and equipment at end of period	5,799	5,472
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,115	10,260
Additions	730	368
Divestitures and disposals	(321)	(505)
Change in the scope of consolidation	42	25
Translation differences	142	(120)
Transfer to Assets held for sale	(75)	(36)
Other changes	190	123
Property, plant and equipment at end of period	10,823	10,115
Buildings | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,643)	(4,490)
Divestitures and disposals	244	397
Change in the scope of consolidation	0	0
Translation differences	(21)	30
Transfer to Assets held for sale	34	4
Other changes	(12)	(46)
Depreciation	602	543
Impairment losses and asset write-offs	24	(5)
Property, plant and equipment at end of period	(5,024)	(4,643)
Plant, machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18,919
Property, plant and equipment at end of period	20,597	18,919
Plant, machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	50,727	49,691
Additions	3,052	1,693
Divestitures and disposals	(1,761)	(1,496)
Change in the scope of consolidation	(64)	66
Translation differences	596	(521)
Transfer to Assets held for sale	(11)	(5)
Other changes	2,307	1,299
Property, plant and equipment at end of period	54,846	50,727
Plant, machinery and equipment | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(31,808)	(29,352)
Divestitures and disposals	1,624	1,418
Change in the scope of consolidation	119	(35)
Translation differences	(214)	252
Transfer to Assets held for sale	4	5
Other changes	138	(49)
Depreciation	3,769	3,989
Impairment losses and asset write-offs	343	58
Property, plant and equipment at end of period	(34,249)	(31,808)
Other assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,363
Property, plant and equipment at end of period	11,163	6,363
Other assets | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,445	6,656
Additions	5,805	2,123
Divestitures and disposals	(609)	(292)
Change in the scope of consolidation	207	(5)
Translation differences	382	(67)
Transfer to Assets held for sale	(2)	0
Other changes	(227)	30
Property, plant and equipment at end of period	14,001	8,445
Other assets | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,082)	(1,713)
Divestitures and disposals	305	214
Change in the scope of consolidation	(49)	0
Translation differences	(70)	28
Transfer to Assets held for sale	1	0
Other changes	43	(9)
Depreciation	986	601
Impairment losses and asset write-offs	0	1
Property, plant and equipment at end of period	(2,838)	(2,082)
Advances and tangible assets in progress | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,517
Property, plant and equipment at end of period	6,092	5,517
Advances and tangible assets in progress | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,542	3,663
Additions	2,884	3,481
Divestitures and disposals	0	0
Change in the scope of consolidation	29	13
Translation differences	175	(75)
Transfer to Assets held for sale	0	0
Other changes	(2,519)	(1,540)
Property, plant and equipment at end of period	6,111	5,542
Advances and tangible assets in progress | Accumulated amortization and impairment losses | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(25)	(27)
Divestitures and disposals	0	0
Change in the scope of consolidation	0	0
Translation differences	2	1
Transfer to Assets held for sale	0	0
Other changes	5	1
Depreciation	0	0
Impairment losses and asset write-offs	1	0
Property, plant and equipment at end of period	€ (19)	€ (25)